Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Non-current assets	$ 3,180,101	$ 2,172,099
Current assets	1,052,271	425,904
Liabilities
Non-current liabilities	1,553,405	991,602
Current liabilities	1,057,754	359,386
Operating costs	(116,526)	(94,685)	$ (133,385)
Depreciation, depletion and amortization	(437,699)	(276,430)	(234,862)
General and administrative expenses	(108,954)	(70,483)	(63,826)
Financial results, net	(34,563)	(86,128)	(95,633)
Group And Vista Argentina [Member]
Assets
Non-current assets	290,683	344,411
Current assets	402	878
Liabilities
Non-current liabilities	2,428	1,801
Current liabilities	6,483	11,860
Operating costs	(2,081)	(1,687)	(943)
Depreciation, depletion and amortization	(62,751)	(78,860)	(43,139)
General and administrative expenses	(227)	(846)	(568)
Other operating income and expenses	0	0	2
Impairment of long -lived assets	0	(1,679)	0
Financial results, net	(118)	1,561	2,484
Total costs and expenses for the period/year	$ (65,177)	$ (81,511)	$ (42,164)